Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

30. Subsequent Events

The Group evaluated subsequent events through February 28, 2023, which is the date when the consolidated financial statements were issued.

On January 23, 2023, the Group and Takeda Pharmaceuticals International AG (“Takeda”) entered into an exclusive out-licensing agreement (the “Agreement”) to further the global development, commercialization and manufacturing of Fruquintinib outside Mainland China, Hong Kong and Macau. The Group will receive up to US$1,130.0 million from Takeda, including upfront payments of US$400.0 million upon closing of the Agreement, as well as potential regulatory, development and commercial sales milestone payments, plus royalties on net sales.